Short-Term Investments (Detail) - USD ($) $ in Thousands	3 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Debt Securities, Available-for-sale [Line Items]
Available For Sale Securities Maturities Period	212 days
Available-for-sale Securities, Amortized Cost Basis	$ 55,354
Accumulated other comprehensive loss	(58)	$ 0
Short-term Investments	55,296	$ 0
Agency Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Amortized Cost Basis	10,938
Accumulated other comprehensive loss	(10)
Short-term Investments	10,928
Corporate Debt Securities [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Amortized Cost Basis	12,166
Accumulated other comprehensive loss	(10)
Short-term Investments	12,156
US Treasury and Government [Member]
Debt Securities, Available-for-sale [Line Items]
Available-for-sale Securities, Amortized Cost Basis	32,250
Accumulated other comprehensive loss	(38)
Short-term Investments	$ 32,212